The Millicom Group - A.1.4. Summarized financial information (Details) - USD ($) $ in Millions	4 Months Ended		12 Months Ended
	Dec. 31, 2019		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Nov. 01, 2019	Aug. 29, 2019
Disclosure of subsidiaries [line items]
Operating profit (loss)			$ 446	$ 575		$ 640	[1]
Net (loss) for the year			(385)	154		(26)	[2]
Non-controlling interest in net (loss)			(41)	5		(16)	[1]
Total assets (excluding goodwill)	$ 12,895	[3]	12,422	12,895	[3]	10,313
Total liabilities	10,215	[3]	10,148	10,215	[3]	7,521
Non-controlling interests	271	[3]	215	271	[3]
Net cash from operating activities			821	801		792	[4]
Net cash from (used in) investing activities			(495)	(1,502)		(1,199)	[4]
Net cash from (used in) financing activities			(598)	1,355		341	[4]
Exchange impact on cash and cash equivalents, net			(17)	(8)		(33)	[4]
Net (decrease) increase in cash and cash equivalents			(289)	645		(98)	[4]
Operating profit (loss)			446	575		640	[1]
Profit (loss)			(385)	154		(26)	[2]
Non-controlling interests			(41)	5		(16)	[1]
Total assets (excluding goodwill)	12,895	[3]	12,422	12,895	[3]	10,313
Total liabilities	10,215	[3]	10,148	10,215	[3]	7,521
Non-controlling interests	271	[3]	215	271	[3]
Net cash from operating activities			821	801		792	[4]
Net cash from (used in) investing activities			(495)	(1,502)		(1,199)	[4]
Net cash from (used in) financing activities			(598)	1,355		341	[4]
Exchange impact on cash and cash equivalents, net			(17)	(8)		(33)	[4]
Increase (decrease) in cash and cash equivalents			(289)	645		(98)	[4]
Colombia
Disclosure of subsidiaries [line items]
Revenue			1,346	1,532		1,661
Total operating expenses			(470)	(543)		(667)
Operating profit (loss)			129	164		147
Net (loss) for the year			(46)	23		(10)
Non-controlling interest in net (loss)			(23)	11		(5)
Total assets (excluding goodwill)	2,256		2,589	2,256		1,966
Total liabilities	1,891		2,303	1,891		1,620
Net assets	365		286	365		346
Non-controlling interests	170		133	170		161
Dividends and advances paid to non-controlling interest			(4)	(12)		(2)
Net cash from operating activities			370	363		348
Net cash from (used in) investing activities			(311)	(260)		(270)
Net cash from (used in) financing activities			(47)	(67)		(75)
Exchange impact on cash and cash equivalents, net			(15)	0		(18)
Net (decrease) increase in cash and cash equivalents			(3)	36		(15)
Revenue			1,346	1,532		1,661
Operating expense			470	543		667
Operating profit (loss)			129	164		147
Profit (loss)			(46)	23		(10)
Non-controlling interests			(23)	11		(5)
Total assets (excluding goodwill)	2,256		2,589	2,256		1,966
Total liabilities	1,891		2,303	1,891		1,620
Total net assets	365		286	365		346
Non-controlling interests	170		133	170		161
Dividends paid to non-controlling interests			4	12		2
Net cash from operating activities			370	363		348
Net cash from (used in) investing activities			(311)	(260)		(270)
Net cash from (used in) financing activities			(47)	(67)		(75)
Exchange impact on cash and cash equivalents, net			(15)	0		(18)
Increase (decrease) in cash and cash equivalents			(3)	36		(15)
Panama
Disclosure of subsidiaries [line items]
Revenue			585	475		17
Total operating expenses			(197)	(148)		(8)
Operating profit (loss)			(60)	(15)		(39)
Net (loss) for the year			(89)	(31)		(39)
Non-controlling interest in net (loss)			(18)	(6)		(8)
Total assets (excluding goodwill)	1,905		1,734	1,905		1,082
Total liabilities	1,411		1,327	1,411		556
Net assets	494		407	494		526
Non-controlling interests	99		81	99
Net cash from operating activities			193	167		(2)
Net cash from (used in) investing activities			(100)	(693)		12
Net cash from (used in) financing activities			(69)	580		(3)
Net (decrease) increase in cash and cash equivalents			24	54		7
Revenue			585	475		17
Operating expense			197	148		8
Operating profit (loss)			(60)	(15)		(39)
Profit (loss)			(89)	(31)		(39)
Non-controlling interests			(18)	(6)		(8)
Total assets (excluding goodwill)	1,905		1,734	1,905		1,082
Total liabilities	1,411		1,327	1,411		556
Total net assets	494		407	494		526
Non-controlling interests	99		81	99
Net cash from operating activities			193	167		(2)
Net cash from (used in) investing activities			(100)	(693)		12
Net cash from (used in) financing activities			(69)	580		(3)
Increase (decrease) in cash and cash equivalents			24	54		7
Other
Disclosure of subsidiaries [line items]
Non-controlling interest in net (loss)			0	0		(3)
Non-controlling interests	2		1	2
Non-controlling interests			0	0		(3)
Non-controlling interests	2		1	2
Before Consolidation Adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	183		143	183		173
Non-controlling interests	183		143	183		173
Before Consolidation Adjustments | Panama
Disclosure of subsidiaries [line items]
Non-controlling interests	99		81	99		105
Non-controlling interests	99		81	99		105
Consolidation adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	(13)		(10)	(13)		(12)
Non-controlling interests	(13)		$ (10)	(13)		$ (12)
Telefonica Moviles Panama
Disclosure of subsidiaries [line items]
Non-controlling interests	0			0
Net (decrease) increase in cash and cash equivalents	0
Consideration transferred, acquisition-date fair value	587			587					$ 594
Non-controlling interests	0			0
Increase (decrease) in cash and cash equivalents	0
Cable Onda 4.5% Senior Notes Due 2030
Disclosure of subsidiaries [line items]
Notional amount	$ 600			$ 600				$ 600

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[2]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[3]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).
[4]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.